Derivative Financial Instruments - Narrative (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Dec. 23, 2016	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Derivative [Line Items]
LIBOR basis points	The Company amended each of its existing interest rate swaps to reduce the floor on LIBOR from 100 basis points to 75 basis points.
Floor rate	1.00%
Losses, net of tax		$ 22.6	$ 31.8	$ 39.4	$ (46.9)	$ (20.6)
After Amendment [Member]
Derivative [Line Items]
Floor rate	0.75%
Interest rate swaps
Derivative [Line Items]
Aggregate notional amounts of interest swaps		3,968.6		3,968.6	4,820.2
Deal Contingent Swap
Derivative [Line Items]
Fair value of the swap liability				96.1
Cash flow hedging | Designated as hedging instrument
Derivative [Line Items]
Losses, net of tax	$ (23.9)
Cash flow hedging | Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Aggregate notional amounts of interest swaps		3,910.6		3,910.6	4,762.2
Cash flow hedging | Designated as hedging instrument | Deal Contingent Swap
Derivative [Line Items]
Aggregate notional amounts of interest swaps				2,300.6	2,548.2
Cash flow hedging | Other Current Liabilities | Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Fair value of interest rate swaps		$ 50.5		$ 99.2	$ 171.2